UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: Marcuard Family Office Ltd.
Address: Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Samuel Hochuli
Title:   Managing Partner           Vice President
Phone:   +41 43 344 6000            +41 43 344 6000


Signature, Place, and Date of Signing:


/s/ Peter Stocker                   Zurich, Switzerland             1/31/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: none
                                   -------------------------

Form 13F Information Table Entry Total: 37
                                        --------------------

Form 13F Information Table Value Total: $ 94,145
                                        ---------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
ALEXION PHARMACEUTICALS INC    COM               015351109    13,347   186,666   Sh        Sole                                None
SPDR S&P 500 ETF TR            TR Unit           78462F103    12,221    97,375   Sh        Sole                                None
CABOT CORP                     COM               127055101     7,714   240,000   Sh        Sole                                None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     5,100    99,165   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     4,394    92,335   Sh        Sole                                None
ISHARES TR                     BARCLYS TIPS BD   464287176     4,154    35,600   Sh        Sole                                None
ISHARES INC                    MSCI AUSTRALIA    464286103     3,859   180,000   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     3,298    31,650   Sh        Sole                                None
WISDOMTREE TR                  EM LCL DEBT FD    97717X867     3,166    65,100   Sh        Sole                                None
POWERSHARES ETF TRUST          ENERGY SEC POR    73935X385     3,065    80,350   Sh        Sole                                None
ISHARES TR                     S&P 500 INDEX     464287200     2,834    22,500   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3 YR    464287457     2,573    30,450   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     2,475    59,750   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     2,367    67,570   Sh        Sole                                None
ISHARES INC                    MSCI EMERG MKT    464287234     2,323    61,220   Sh        Sole                                None
ISHARES TR                     JPMORGAN USD      464288281     2,304    20,990   Sh        Sole                                None
ISHARES INC                    MSCI JAPAN        464286848     2,236   245,390   Sh        Sole                                None
WISDOMTREE TRUST               DIV EX-FINL FD    97717W406     1,700    32,700   Sh        Sole                                None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105     1,653    61,600   Sh        Sole                                None
ISHARES INC                    MSCI SWITZERLD    464286749     1,419    62,725   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507     1,368    73,000   Sh        Sole                                None
ISHARES TR                     MSCI ACJPN IDX    464288182     1,291    25,870   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL A              084670108     1,262        11   Sh        Sole                                None
ISHARES TR                     S&P EURO PLUS     464287861     1,197    35,484   Sh        Sole                                None
RYDEX ETF TRUST                S&P 500 2X ETF    78355W783     1,190    30,000   Sh        Sole                                None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104       888    15,900   Sh        Sole                                None
ISHARES TR                     RUSSELL 2000      464287655       774    10,500   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838       690    38,020   Sh        Sole                                None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       655    13,900   Sh        Sole                                None
ISHARES INC                    MSCI BRAZIL       464286400       498     8,685   Sh        Sole                                None
VALE S A                       ADR               91912E105       450    21,000   Sh        Sole                                None
CELSION CORPORATION            COM NEW           15117N305       422   248,488   Sh        Sole                                None
MCDONALDS CORP                 COM               580135101       301     3,000   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       267     3,500   Sh        Sole                                None
KKR & CO L P DEL               COM UNITS         48248M102       257    20,000   Sh        Sole                                None
APPLE INC                      COM               037833100       231       570   Sh        Sole                                None
ISHARES TR                     S&P AMTFREE MUNI  464288323       200     1,850   Sh        Sole                                None